Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

September 10, 2020

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:  Voyageur Mutual Funds (the “Registrant”)
File No. 811-07742

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Prospectus/Information Statement and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of four series of Delaware Group Limited-Term Government Funds (each an “Acquired Fund”) with and into two series of the Registrant and two series of Delaware Group Tax-Free Fund (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware Tax-Free California II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Tax-Free New York II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free New York Fund, a series of Voyageur Mutual Funds
Delaware Tax-Exempt Income Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Intermediate Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Exempt Opportunities Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund

This Registration Statement is being filed to register Class A and Institutional Class shares of the Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, each a series of the Registrant, that will be issued to shareholders of the Delaware Tax-Free California II Fund and Delaware Tax-Free New York II Fund, respectively, each a series of Delaware Group Limited-Term Government Funds, in connection with the transfers of substantially all of the assets of each such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.

September 10, 2020

Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on October 10, 2020 pursuant to Rule 488 under the 1933 Act.  A definitive Prospectus/Information Statement will be filed and mailed to Acquired Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, the Delaware Group Tax-Free Fund is filing a registration statement on Form N-14 which contains the identical Prospectus/Information Statement.  Thus, while these two registrants today are filing two registration statements on Form N-14, there is only one form of Prospectus/Information Statement for these transactions that needs to be reviewed.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Mimi Wang Macquarie Investment Management Jonathan M. Kopcsik Bruce G. Leto